Overview - Management and organizational structure (Details)	3 Months Ended
	Mar. 31, 2022 USD ($) item subsidiary segment	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($) item	Dec. 31, 2021 USD ($)
Overview
Number of operating segments | segment	1
Number Of Vessels In Operation | item	25		1
Number of wholly owned subsidiaries | subsidiary	79
Number of joint ventures | item	1
Common stock	$ 366			$ 364
Payments to Acquire Equity Method Investments	$ 113		$ 0
Corporate Joint Venture [Member]
Overview
Equity Method Investment, Ownership Percentage	50.00%
Marine LLC
Overview
Number of joint ventures | item	1
Equity Method Investment, Ownership Percentage	33.33%
Element 1 Corp. Ardmore Shipping (Bermuda) Limited
Overview
Equity Method Investment, Ownership Percentage	10.00%
Common stock		$ 5,300,000
Payments to Acquire Equity Method Investments		$ 5,000,000.0
Ardmore Shipping Corporation [Member]
Overview
Equity Method Investment, Ownership Percentage	100.00%